SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)	Feb. 07, 2024	May 30, 2023	Oct. 11, 2022	May 31, 2024	May 31, 2023
Equity [Abstract]
Dividend	$ 500,000	$ 1,000,000.0	$ 500,000
Ordinary shares, shares authorized	1,000,000,000		500,000,000	1,000,000,000	1,000,000,000
Ordinary share, par value	$ 0.0005		$ 0.001	$ 0.0005	$ 0.0005